Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Schedule of major financial instruments measured at fair value, by level within the fair value hierarchy

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	18,026,310		18,026,310
Long-term financial instruments	50,615		50,615
Equity securities with readily determinable fair values	12,966	12,966
Total assets	18,089,891	12,966	18,076,925

		Fair Value Measurement at Reporting Date Using
		Quoted Prices
	Fair Value as of	in Active Markets for	Significant Other	Significant
	December 31,	Identical Assets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets
Short-term investments	1,677,128		1,677,128
Equity securities with readily determinable fair values	294,561	294,561
Total assets	1,971,689	294,561	1,677,128